Parent Company Only condensed Financial Information (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Net profit (loss)	$ (71,764)	$ (12,569)	$ 3,228
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(1,709)	2,207	(1,575)
Other comprehensive income (loss), net of tax of nil:
Comprehensive income (loss)	(73,708)	(10,152)	1,021
Comprehensive income (loss) attributable to the Company's ordinary shareholders	(73,400)	(10,450)	1,751
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net profit (loss)	(71,999)	(12,569)	3,228
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(1,709)	2,119	(1,477)
Other comprehensive income (loss), net of tax of nil:
Comprehensive income (loss)	(73,708)	(10,450)	1,751
Comprehensive income (loss) attributable to the Company's ordinary shareholders	$ (73,708)	$ (10,450)	$ 1,751